Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Summary of Significant Accounting Policies
Summary of adoption of ASU 2016-02 impacted our consolidated balance sheets

Consolidated Balance Sheets	DISH DBS (as would have been reported under previous standards)	Impact of adopting ASU 2016-02	DISH DBS (as currently reported)

	(In thousands)
As of December 31, 2019
Operating lease assets	$—	$553,576	$553,576
Total assets	$3,832,983	$553,576	$4,386,559
Other accrued expenses	$715,361	$202,972	$918,333
Operating lease liabilities	$—	$350,155	$350,155
Long-term deferred revenue and other long-term liabilities	$207,543	$449	$207,992
Total liabilities	$14,767,605	$553,576	$15,321,181
Total stockholder's equity (deficit)	$(10,934,622)	$—	$(10,934,622)
Total liabilities and stockholder's equity (deficit)	$3,832,983	$553,576	$4,386,559